Interests in Structured Entities - Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities - Investment SEs - CAD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	$ 8,942	$ 7,745
Company’s maximum exposure to loss	9,834	8,312
Leveraged leases
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	4,300	3,790
Company’s maximum exposure to loss	4,300	3,790
Infrastructure entities
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	3,282	2,468
Company’s maximum exposure to loss	4,174	3,035
Timberland entities
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	759	811
Company’s maximum exposure to loss	759	811
Real estate entities
Disclosure of unconsolidated structured entities [Line Items]
Company’s investment	601	676
Company’s maximum exposure to loss	$ 601	$ 676